Restructuring (FY) (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Costs [Abstract]
Impairment of other intangible assets	$ 0	$ 0	$ 1,500	$ 7,200	$ 0	$ 1,500	$ 25,252	$ 78,125	$ 14,423
Restructuring Program [Roll Forward]
Balance at beginning of period					20,977	2,035	2,035	2,552	0
Charged to expense - termination benefits					1,900	14,700	30,137	3,814	4,705
Charged to expense - other					3,000	700	2,761	921	391
Payments					(17,300)	(8,900)	(13,640)	(5,123)	(2,392)
Other, net					1,000	0	(316)	(129)	(152)
Balance at end of period	9,500	8,500			9,500	8,500	20,977	2,035	2,552
Restructuring Reserves [Abstract]
Restructuring reserves included in accrued liabilities	9,100				9,100		20,238	2,035
Restructuring reserves included in other liabilities	400				400		700
Industrials Restructuring Program [Member]
Restructuring Program [Roll Forward]
Balance at beginning of period					11,146	2,035	2,035	2,552	0
Charged to expense - termination benefits					2,300	14,700	21,000	3,814	4,705
Charged to expense - other					2,100	700	1,912	921	391
Payments					(10,700)	(8,900)	(13,330)	(5,123)	(2,392)
Other, net					700	0	(471)	(129)	(152)
Balance at end of period	5,500	8,500			5,500	8,500	11,146	2,035	2,552
Industrials Restructuring Program [Member] | Minimum [Member]
Restructuring Costs [Abstract]
Restructuring costs expected to be incurred	40,000				40,000		40,000
Industrials Restructuring Program [Member] | Maximum [Member]
Restructuring Costs [Abstract]
Restructuring costs expected to be incurred	45,000				45,000		45,000
Industrials Restructuring Program [Member] | Trademarks [Member]
Restructuring Costs [Abstract]
Impairment of other intangible assets			$ 1,500
Industrials Restructuring Program [Member] | Other Operating Expense, Net [Member]
Restructuring Costs [Abstract]
Restructuring costs incurred to date	37,100				37,100		32,700
Energy Restructuring Program [Member]
Restructuring Program [Roll Forward]
Balance at beginning of period					5,626	0	0	0	0
Charged to expense - termination benefits					(300)	0	4,937	0	0
Charged to expense - other					700	0	849	0	0
Payments					(4,200)	0	(310)	0	0
Other, net					0	0	150	0	0
Balance at end of period	1,800	0			1,800	0	5,626	0	0
Energy Restructuring Program [Member] | Minimum [Member]
Restructuring Costs [Abstract]
Restructuring costs expected to be incurred	6,000				6,000		6,000
Energy Restructuring Program [Member] | Maximum [Member]
Restructuring Costs [Abstract]
Restructuring costs expected to be incurred	7,000				7,000		7,000
Energy Restructuring Program [Member] | Other Operating Expense, Net [Member]
Restructuring Costs [Abstract]
Restructuring costs incurred to date	6,100				6,100		5,800
Medical Restructuring Program [Member]
Restructuring Program [Roll Forward]
Balance at beginning of period					4,205	0	0	0	0
Charged to expense - termination benefits					(100)	0	4,200	0	0
Charged to expense - other					200	0	0	0	0
Payments					(2,400)	0	0	0	0
Other, net					300	0	5	0	0
Balance at end of period	2,200	$ 0			2,200	$ 0	4,205	$ 0	$ 0
Medical Restructuring Program [Member] | Minimum [Member]
Restructuring Costs [Abstract]
Restructuring costs expected to be incurred	5,000				5,000		5,000
Medical Restructuring Program [Member] | Maximum [Member]
Restructuring Costs [Abstract]
Restructuring costs expected to be incurred	6,000				6,000		6,000
Medical Restructuring Program [Member] | Other Operating Expense, Net [Member]
Restructuring Costs [Abstract]
Restructuring costs incurred to date	$ 4,200				$ 4,200		$ 4,200